Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 30, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	First Federal of Northern Michigan Bancorp, Inc.
Entity Central Index Key	0001128227
Entity Filer Category	Smaller Reporting Company
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Trading Symbol	FFNM
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,034,764
Entity Public Float			$ 15,400